Business And Geographic Segment Information Business And Geographic Segment Information Business And Geographic Segment Information (Geographic Information, Net Sales) (Details) - USD ($)
$ in Millions
	3 Months Ended								12 Months Ended
	Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Net sales	$ 1,693	$ 1,900	$ 2,234	$ 2,255	$ 1,852	$ 1,970	$ 2,281	$ 2,165	$ 8,082	$ 8,268	$ 8,052
UNITED STATES
Segment Reporting Information [Line Items]
Net sales									6,400	6,432	6,195
AUSTRALIA
Segment Reporting Information [Line Items]
Net sales									646	709	801
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales									$ 1,036	$ 1,127	$ 1,056